Summary of material accounting policy information - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.105	1.067	1.133
Average foreign exchange rate	1.081	1.053	1.183
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.926	0.985	1.033
Average foreign exchange rate	0.972	1.005	1.081
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	7.851	7.358	7.195
Average foreign exchange rate	7.660	7.079	7.629
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.869	0.887	0.840
Average foreign exchange rate	0.870	0.853	0.860
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	8.631	8.316	8.833
Average foreign exchange rate	8.465	8.245	9.193
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.459	1.430	1.528
Average foreign exchange rate	1.452	1.451	1.589
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	4.058	3.917	4.160
Average foreign exchange rate	3.971	3.867	4.344
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	156.330	140.660	130.380
Average foreign exchange rate	151.990	138.027	129.877
South Korean Won
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1,433.66	1,344.09	1,346.38
Average foreign exchange rate	1,412.88	1,358.073	1,353.958